Share based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based compensation by share based payment award
A summary of the time-based restricted stock unit activities and performance-based restricted stock unit activities for the year ended December 31, 2023 and the period from February 23, 2022 through December 31, 2022 (Successor) is presented below. There were no unvested restricted stock units for the period from January 1 through February 22, 2022 (Predecessor).

	Awards subject to service or external market conditions			Awards subject to internal performance conditions
	Shares	Weighted average Modification Date fair value	Weighted average remaining contractual term	Shares	Weighted average Modification Date fair value	Weighted average remaining contractual term
Non-vested restricted share units at February 23, 2022 (Successor)	—	—	0	—	—	0
Granted during the period	418,508	—	0	—	—	0
Vested during the period	—	—	0	—	—	0
Forfeited during the period	—	—	0	—	—	0
Non-vested restricted share units at December 31, 2022 (Successor)	418,508	—	2.60	—	—	0
Granted during the year	447,363	38.74	0	117,452	41.83	0
Vested during the year (1)	(135,225)	—	0	—	—	0
Forfeited during the year	(70,210)	40.11	0	(16,958)	41.83	0
Non-vested restricted share units at December 31, 2023 (Successor)	660,436	38.98	1.78	100,494	41.83	2.00
(1) 43,988 awards vested prior to the Modification Date and were cash-settled at the settlement date fair value.